Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Building Products — 2.5%
Carlisle Cos., Inc.	15,844	$ 5,747,411
		$ 5,747,411
Capital Markets — 9.9%
Intercontinental Exchange, Inc.	64,277	$ 7,913,141
LPL Financial Holdings, Inc.	10,485	2,953,415
MSCI, Inc.	4,565	2,556,583
S&P Global, Inc.	23,375	9,519,702
		$ 22,942,841
Chemicals — 2.5%
Sherwin-Williams Co.	17,138	$ 5,900,956
		$ 5,900,956
Construction Materials — 5.8%
Martin Marietta Materials, Inc.	23,472	$ 13,536,302
		$ 13,536,302
Electrical Equipment — 3.7%
AMETEK, Inc.	35,274	$ 8,534,191
		$ 8,534,191
Electronic Equipment, Instruments & Components — 5.2%
CDW Corp.	86,106	$ 12,109,948
		$ 12,109,948
Financial Services — 5.7%
Visa, Inc., Class A	38,363	$ 13,161,962
		$ 13,161,962
Health Care Equipment & Supplies — 4.0%
STERIS PLC	43,626	$ 9,186,327
		$ 9,186,327
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	13,628	$ 2,429,055
		$ 2,429,055
Insurance — 9.4%
Markel Group, Inc.(1)	5,991	$ 11,700,483
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	4,882	$ 10,122,290
		$ 21,822,773
Interactive Media & Services — 7.2%
Alphabet, Inc., Class C	47,297	$ 16,711,449
		$ 16,711,449
IT Services — 2.9%
GoDaddy, Inc., Class A(1)	78,776	$ 6,686,507
		$ 6,686,507
Life Sciences Tools & Services — 6.4%
Danaher Corp.	33,354	$ 6,353,270
Thermo Fisher Scientific, Inc.	16,972	8,509,082
		$ 14,862,352
Professional Services — 11.1%
Broadridge Financial Solutions, Inc.	36,397	$ 4,984,569
Equifax, Inc.	43,521	6,907,653
TransUnion	122,697	8,851,362
Verisk Analytics, Inc.	27,249	4,892,013
		$ 25,635,597
Software — 7.7%
Autodesk, Inc.(1)	36,944	$ 7,182,652
Trimble, Inc.(1)	147,557	7,551,967
Tyler Technologies, Inc.(1)	10,632	3,109,435
		$ 17,844,054
Specialty Retail — 13.7%
O'Reilly Automotive, Inc.(1)	62,308	$ 5,737,944
Ross Stores, Inc.	50,640	10,778,724
TJX Cos., Inc.	99,884	15,132,426
		$ 31,649,094
Total Common Stocks (identified cost $121,356,789)		$228,760,819

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	4,143	$ 4,143
Total Short-Term Investments (identified cost $4,143)		$ 4,143
Total Investments — 98.7% (identified cost $121,360,932)		$228,764,962
Other Assets, Less Liabilities — 1.3%		$ 2,958,806
Net Assets — 100.0%		$231,723,768
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,143, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,274,408	$213,729,748	$(226,000,013)	$ —	$ —	$4,143	$332,042	4,143
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$228,760,819*	$ —	$ —	$228,760,819
Short-Term Investments	4,143	—	—	4,143
Total Investments	$228,764,962	$—	$—	$228,764,962
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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